Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 17,827	$ 18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	5,457	7,081
Contingent Consideration	$ 23,284	$ 25,409